UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-4074

GENERAL NEW YORK MUNICIPAL BOND FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	04/30/07

FORM N-CSR
Item 1.	Reports to Stockholders.

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
19	Statement of Assets and Liabilities
20	Statement of Operations
21	Statement of Changes in Net Assets
22	Financial Highlights
23	Notes to Financial Statements
30	Proxy Results
FOR MORE INFORMATION

Back Cover

The Fund

General New York
Municipal Bond Fund, Inc.

A LETTER FROM THE CEO

Dear Shareholder:

We are pleased to present this semiannual report for General New York Municipal Bond Fund, Inc., covering the six-month period from November 1, 2006, through April 30, 2007.

The U.S. economy moderated throughout the reporting period as cooling housing markets took their toll on consumer and business spending. Yet, labor markets remained quite strong, and key measures of inflation stayed stubbornly above the Federal Reserve’s stated “comfort zone.” Dreyfus’ chief economist believes that these seemingly conflicting signals may be the result of a lag between the current downturn in housing activity and its likely dampening effect on housing-related employment. In his view, inflationary pressures may moderate over the coming months in an environment of modestly higher unemployment rates and sub-par economic growth.

The likely implications of this economic outlook include a long pause in Fed policy before an eventual easing of short-term interest rates, a modest drop in 10-year Treasury bond yields, decelerating corporate earnings, high levels of mergers-and-acquisitions activity and a probable continuation of the ongoing shift in investor sentiment toward higher quality stocks. We expect these developments to produce both challenges and opportunities in the municipal fixed-income markets, and your financial advisor can help determine the appropriate tax-advantaged and asset allocation strategy for you.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

DISCUSSION OF FUND PERFORMANCE

Monica S. Wieboldt, Senior Portfolio Manager

How did General New York Municipal Bond Fund perform
relative to its benchmark?

For the six-month period ended April 30, 2007, the fund achieved a total return of 1.35% .1 In comparison, the Lehman Brothers Municipal Bond Index (the “Index”), the fund’s benchmark, achieved a total return of 1.59% for the same period.2 In addition, the fund is reported in the Lipper New York Municipal Debt Funds category, and the average total return for all funds reported in the category was 1.26% for the reporting period.3

Strong performance among municipal bonds early in the period was offset to a degree by heightened volatility in March and April 2007 stemming from greater economic uncertainty.The fund slightly lagged its benchmark, which contains bonds from many states, not just New York, and does not reflect fund fees and expenses in its return. The fund produced higher returns than its Lipper category average, due mainly to our emphasis on income-oriented securities.

What is the fund’s investment approach?

The fund seeks to maximize current income exempt from federal, New York state and New York city income taxes, to the extent consistent with the preservation of capital.To pursue this goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal, New York state and New York city personal income taxes.The fund will invest at least 65% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus. For additional yield, the fund may invest up to 35% of its assets in municipal bonds rated below investment grade (“high yield” or “junk” bonds) or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund’s portfolio is expected to exceed 10 years.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

We may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, we may assess the current interest-rate environment and the municipal bond’s potential volatility in different rate environments.We focus on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices.A portion of the fund’s assets may be allocated to “discount” bonds, which are bonds that sell at a price below their face value, or to “premium” bonds, which are bonds that sell at a price above their face value.The fund’s allocation either to discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environment.We may also look to select bonds that are most likely to obtain attractive prices when sold.

What other factors influenced the fund’s performance?

Short-term interest rates had stabilized and energy prices were declining during the early part of the reporting period, supporting bond prices. Most of the market’s strength was concentrated among longer-term bonds, leading to narrower yield differences along the market’s maturity range.

These generally favorable market conditions persisted into year-end despite mixed economic signals that alternately indicated slower U.S. economic growth on one hand and persistent inflationary pressures on the other.As a result, the outlook for the Federal Reserve Board’s (the “Fed”) interest-rate policy became murkier, and market volatility increased later in the reporting period.

On a national level, an increase in the supply of newly issued municipal bonds also contributed to heightened market volatility. Some states began to see tax receipts fall below budget estimates, in part because of the slowdown in housing and turmoil in the sub-prime mortgage market.The State of New York was not among them. In fact, the state legislature passed a relatively conservative budget for its next fiscal year, and the City of New York continued to benefit from generally strong business conditions in the financial services industry. These factors generally helped support New York municipal bond prices.

The fund’s performance particularly benefited from its holdings of income-oriented bonds, including lower-rated credits issued on behalf of airlines, hospitals, housing projects and the state’s settlement of litigation with U.S. tobacco companies. New York City’s bonds also fared well. Finally, the fund received strong contributions from bonds that were scheduled for early redemption by their issuers, with funds set aside for principal repayments.

What is the fund’s current strategy?

With the economy slowing and inflation still above the Fed’s comfort zone, it appears to us that short-term interest rates are likely to remain at current levels for some time. Therefore, we have maintained our focus on income-oriented bonds. At this juncture, we do not foresee any action from the Federal Reserve over the balance of the year and would lean toward a more defensive stance in the management of the portfolio. Of course, we remain prepared to adjust our strategies as market conditions change.

June 1, 2007

[1]	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-New York residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are taxable. Return figure provided reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through July 31, 2007, at which time it may be extended, modified or terminated. Had these expenses not been absorbed, the fund’s return would have been lower.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Lehman Brothers Municipal Bond Index is a widely accepted, unmanaged and geographically unrestricted total return performance benchmark for the long-term, investment-
grade, tax-exempt bond market. Index returns do not reflect the fees and expenses associated with operating a mutual fund.
[3]	Source: Lipper Inc.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in General New York Municipal Bond Fund, Inc. from November 1, 2006 to April 30, 2007. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2007

Expenses paid per $1,000 †	$ 4.44
Ending value (after expenses)	$1,013.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2007

Expenses paid per $1,000 †	$ 4.46
Ending value (after expenses)	$1,020.38

† Expenses are equal to the fund’s annualized expense ratio of .89%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS April 30, 2007 (Unaudited)
Long-Term Municipal	Coupon	Maturity	Principal
Investments—99.2%	Rate (%)	Date	Amount ($)	Value ($)

New York—92.8%
Buffalo Fiscal Stability
Authority, Sales Tax and State
Aid Revenue (Insured; MBIA)	5.00	9/1/16	3,000,000	3,250,980
Dutchess County Industrial
Development Agency, Civic
Facility Revenue (Bard College
Civic Facility)	5.00	8/1/20	1,000,000 [a]	1,052,390
Hempstead Industrial Development
Agency, Civic Facility Revenue
(Adelphi University Civic Facility)	5.00	10/1/30	2,000,000	2,097,220
Huntington Housing Authority,
Senior Housing Facility
Revenue (Gurwin Jewish Senior
Residences Project)	6.00	5/1/29	1,370,000	1,414,991
Jefferson County Industrial
Development Agency, SWDR
(International Paper
Company Project)	5.20	12/1/20	2,000,000	2,063,200
Long Island Power Authority,
Electric System General Revenue	4.50	12/1/24	2,750,000	2,777,500
Long Island Power Authority,
Electric System General Revenue	5.00	9/1/35	3,000,000	3,161,100
Long Island Power Authority,
Electric System General
Revenue (Insured; FGIC)	5.00	12/1/19	1,375,000	1,480,572
Metropolitan Transportation
Authority, Revenue
(Insured; AMBAC)	5.50	11/15/18	4,000,000	4,356,640
Metropolitan Transportation
Authority, Transit Facilities
Revenue (Insured; FSA)	5.13	1/1/12	1,220,000 [b]	1,298,446
Metropolitan Transportation
Authority, Transit Facilities
Revenue (Insured; FSA)	5.13	7/1/12	2,780,000 [b]	2,976,185
Nassau County Industrial
Development Agency, IDR
(Keyspan-Glenwood Energy
Center, LLC Project)	5.25	6/1/27	4,000,000	4,160,160
New York City	5.50	6/1/13	1,450,000 [b]	1,594,753
New York City	5.00	11/1/19	3,000,000	3,175,860
New York City	5.38	12/1/20	1,000,000	1,057,490

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
New York City	5.50	8/1/21	2,500,000	2,710,525
New York City	5.00	8/1/22	2,000,000	2,115,500
New York City	5.00	8/1/22	3,000,000	3,190,530
New York City	5.50	6/1/23	150,000	162,084
New York City	5.25	8/15/24	4,000,000	4,291,040
New York City	5.00	4/1/30	3,500,000	3,676,050
New York City Housing Development
Corporation, Capital Fund
Program Revenue (New York City
Housing Authority Program)
(Insured; FGIC)	5.00	7/1/25	1,200,000	1,275,552
New York City Housing
Development Corporation, MFHR
(Collateralized: FHA and GNMA)	5.25	11/1/30	3,500,000	3,687,320
New York City Industrial
Development Agency, Civic
Facility Revenue (College of
Aeronautics Project)	5.50	5/1/08	1,600,000 [b]	1,660,304
New York City Industrial
Development Agency, Civic
Facility Revenue (Vaughn
College of Aeronautics and
Technology Project)	5.25	12/1/36	1,000,000	1,020,720
New York City Industrial
Development Agency, Civic
Facility Revenue (YMCA of
Greater New York Project)	5.00	8/1/36	3,500,000	3,667,475
New York City Industrial
Development Agency, Liberty
Revenue (7 World Trade
Center Project)	6.25	3/1/15	2,000,000	2,121,660
New York City Industrial
Development Agency, PILOT
Revenue (Queens Baseball
Stadium Project)
(Insured; AMBAC)	5.00	1/1/46	3,000,000	3,165,750
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	7.50	8/1/16	1,000,000	1,155,740

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	8.00	8/1/28	1,500,000	1,862,190
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. Project)	6.90	8/1/24	1,000,000	1,020,000
New York City Industrial
Development Agency, Special
Facility Revenue (JetBlue
Airways Corporation Project)	5.00	5/15/20	500,000	495,735
New York City Industrial
Development Agency, Special
Facility Revenue (JetBlue
Airways Corporation Project)	5.13	5/15/30	500,000	498,715
New York City Industrial
Development Agency, Special
Facility Revenue (Terminal One
Group Association, L.P. Project)	5.50	1/1/18	1,000,000	1,089,040
New York City Industrial
Development Agency, Special
Facility Revenue (Terminal One
Group Association, L.P. Project)	5.50	1/1/24	3,000,000	3,253,530
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue	5.00	6/15/22	3,000,000	3,191,910
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue
(Insured; FGIC)	5.75	6/15/09	2,000,000 [b]	2,105,860
New York City Transitional Finance
Authority, Building Aid
Revenue (Insured; FGIC)	5.00	7/15/36	2,000,000	2,128,820
New York City Transitional Finance
Authority, Future Tax
Secured Revenue	6.00	5/15/10	2,240,000 [b]	2,413,286
New York City Transitional Finance
Authority, Future Tax
Secured Revenue	5.00	11/1/22	4,000,000	4,287,680

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
New York City Transitional Finance
Authority, Future Tax
Secured Revenue	5.00	11/1/25	2,360,000	2,515,548
New York Liberty Development
Corporation, Revenue (Goldman
Sachs Headquarters Issue)	5.25	10/1/35	2,500,000	2,867,125
New York Liberty Development
Corporation, Revenue (National
Sports Museum Project)	6.13	2/15/19	1,500,000	1,582,260
New York State Dormitory
Authority, Catholic Health
Services of Long Island
Obligated Group Revenue (Saint
Francis Hospital Project)	5.00	7/1/21	3,000,000	3,084,390
New York State Dormitory
Authority, FHA-Insured
Mortgage HR (Lutheran Medical
Center) (Insured; MBIA)	5.00	8/1/16	1,000,000	1,057,880
New York State Dormitory
Authority, Health Center
Revenue (Guaranteed; SONYMA)	5.00	11/15/19	1,000,000	1,048,540
New York State Dormitory
Authority, Insured Revenue
(Manhattan College)
(Insured; Radian)	5.50	7/1/16	2,000,000	2,141,740
New York State Dormitory
Authority, LR (State
University Educational
Facilities) (Insured; FGIC)	5.50	7/1/11	1,475,000 [b]	1,581,642
New York State Dormitory
Authority, Revenue
(Columbia University)	5.13	7/1/21	3,630,000	3,855,205
New York State Dormitory
Authority, Revenue
(Columbia University)	5.00	7/1/31	2,000,000	2,140,260
New York State Dormitory
Authority, Revenue (Consolidated
City University System)	5.63	7/1/16	2,500,000	2,772,250
New York State Dormitory
Authority, Revenue (Consolidated
City University System)	5.75	7/1/18	2,500,000	2,817,500

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
New York State Dormitory
Authority, Revenue
(Consolidated City University
System) (Insured; FGIC)	5.75	7/1/16	2,000,000	2,123,900
New York State Dormitory
Authority, Revenue
(Consolidated City University
System) (Insured; FSA)	5.75	7/1/18	1,290,000	1,455,791
New York State Dormitory
Authority, Revenue (Cornell
University)	5.00	7/1/24	3,000,000	3,212,760
New York State Dormitory
Authority, Revenue (Cornell
University)	5.00	7/1/35	2,500,000	2,655,650
New York State Dormitory
Authority, Revenue (Memorial
Sloan-Kettering Cancer Center)	5.00	7/1/35	1,500,000	1,582,860
New York State Dormitory
Authority, Revenue (Mental
Health Services Facilities
Improvement)	5.00	2/15/28	845,000	882,248
New York State Dormitory
Authority, Revenue (Miriam
Osborne Memorial Home)
(Insured; ACA)	6.88	7/1/19	1,475,000	1,620,169
New York State Dormitory
Authority, Revenue (Mount
Sinai NYU Health Obligated Group)	5.50	7/1/26	2,000,000	2,029,580
New York State Dormitory
Authority, Revenue (Mount
Sinai NYU Health Obligated Group)	5.50	7/1/26	500,000	508,885
New York State Dormitory
Authority, Revenue (New York
Methodist Hospital)	5.25	7/1/33	2,000,000	2,106,580
New York State Dormitory
Authority, Revenue (New York
State Department of Health)	5.00	7/1/15	3,885,000	4,143,586
New York State Dormitory
Authority, Revenue (New York
State Department of Health)
(Insured; CIFG)	5.00	7/1/25	3,000,000	3,169,650

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
New York State Dormitory
Authority, Revenue (State
University Educational Facilities)	5.88	5/15/17	2,060,000	2,351,181
New York State Dormitory
Authority, Revenue (University
of Rochester)	5.00	7/1/34	4,000,000	4,168,440
New York State Dormitory
Authority, Secured Hospital
Revenue (New York Downtown
Hospital) (Insured; MBIA)	5.30	2/15/20	2,500,000	2,568,375
New York State Dormitory
Authority, South Nassau
Communities HR (Winthrop South
Nassau University Health
System Obligated Group)	5.50	7/1/23	1,825,000	1,922,747
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.38	3/15/13	1,000,000 [b]	1,090,160
New York State Energy Research
and Development Authority,
Gas Facilities Revenue
(The Brooklyn Union
Gas Company Project)	6.37	4/1/20	5,000,000	5,208,300
New York State Housing Finance
Agency, MFHR (Kensico Terrace
Apartments) (Collateralized;
SONYMA)	4.95	2/15/38	1,000,000	1,001,260
New York State Housing Finance
Agency, Revenue (Fairway Manor
Apartments and LooseStrife
Fields Apartments)
(Collateralized; FHA)	6.75	11/15/36	25,000	25,113
New York State Mortgage Agency,
Homeowner Mortgage Revenue	5.35	10/1/26	2,000,000	2,056,480
New York State Power Authority,
Revenue	5.00	11/15/20	1,500,000	1,592,625
New York State Thruway Authority,
Highway and Bridge Trust Fund
(Insured; FGIC)	5.50	4/1/11	1,225,000 [b]	1,318,357

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
New York State Thruway Authority,
Local Highway and Bridge
Service Contract Bonds	5.75	4/1/09	2,000,000 [b]	2,097,860
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund	5.00	4/1/25	3,000,000	3,214,350
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund (Insured; AMBAC)	5.00	4/1/19	4,500,000 [c,d]	4,835,497
New York State Urban Development
Corporation, Correctional
Facilities Revenue	5.50	1/1/14	3,000,000	3,220,110
New York State Urban Development
Corporation, Correctional
Facilities Revenue (Insured; FSA)	5.50	1/1/14	3,000,000	3,245,640
New York State Urban Development
Corporation, State Personal
Income Tax Revenue (State
Facilities and Equipment)
(Insured; FGIC)	5.50	3/15/13	3,000,000 [b]	3,290,130
Newburgh Industrial Development
Agency, IDR (Bourne and Kenny
Redevelopment Company LLC
Project) (Guaranteed; SONYMA)	5.65	8/1/20	25,000	25,824
Newburgh Industrial Development
Agency, IDR (Bourne and Kenny
Redevelopment Company LLC
Project) (Guaranteed; SONYMA)	5.75	2/1/32	1,535,000	1,591,918
Niagara County Industrial
Development Agency, Solid
Waste Disposal Facility
Revenue (American Ref-Fuel
Company of Niagara, LP Facility)	5.63	11/15/14	2,000,000	2,095,740
Niagara County Industrial
Development Agency, Solid
Waste Disposal Facility
Revenue (American Ref-Fuel
Company of Niagara, LP Facility)	5.55	11/15/15	1,500,000	1,565,625

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
North Country Development
Authority, Solid Waste
Management System Revenue
(Insured; FSA)	6.00	5/15/15	2,260,000	2,488,170
Onondaga County Industrial
Development Agency, Sewage
Facilities Revenue (Bristol-Meyers
Squibb Company Project)	5.75	3/1/24	4,000,000	4,547,360
Orange County Industrial
Development Agency, Life Care
Community Revenue
(Glenn Arden Inc. Project)	5.63	1/1/18	1,000,000	1,023,920
Port Authority of New York and New
Jersey (Consolidated Bonds,
142nd Series)	5.00	7/15/23	3,000,000	3,194,760
Port Authority of New York and New
Jersey, Special Project Bonds
(JFK International Air
Terminal LLC Project)
(Insured; MBIA)	6.25	12/1/13	5,000,000	5,649,250
Rensselaer County Industrial
Development Agency, Civic
Facility Revenue (Emma Willard
School Project)	5.00	1/1/31	1,000,000	1,057,950
Rensselaer County Industrial
Development Agency, Civic
Facility Revenue (Emma Willard
School Project)	5.00	1/1/36	1,000,000	1,054,970
Rensselaer County Industrial
Development Agency, IDR
(Albany International Corporation)
(LOC; Bank of America)	7.55	6/1/07	4,000,000	4,011,040
Schenectady Industrial Development
Agency, Civic Facility Revenue
(Union College Project)	5.00	7/1/25	2,260,000	2,404,256

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
Suffolk County Industrial
Development Agency,
Continuing Care Retirement
Community Revenue
(Jeffersons Ferry Project)	5.00	11/1/28	1,000,000	1,020,090
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue Bonds
(State Contingency
Contract Secured)	5.50	6/1/18	1,000,000	1,074,330
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue Bonds
(State Contingency
Contract Secured)	5.50	6/1/21	3,000,000	3,248,430
Triborough Bridge and Tunnel
Authority, General
Purpose Revenue	5.50	1/1/22	2,000,000 [b]	2,333,040
Triborough Bridge and Tunnel
Authority, Subordinate Revenue
(Insured; MBIA)	5.00	11/15/32	3,000,000	3,137,130
Westchester Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/26	2,000,000	2,038,820
U.S. Related—6.4%
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	6.00	7/1/10	2,695,000 [b]	2,885,698
Guam Waterworks Authority,
Water and Wastewater
System Revenue	5.88	7/1/35	1,000,000	1,077,120
Puerto Rico Commonwealth,
Public Improvement	5.25	7/1/30	3,000,000	3,226,860

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

U.S. Related (continued)
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; FSA)	5.63	7/1/10	3,000,000 [b]	3,205,650
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; MBIA)	5.75	7/1/10	2,420,000 [b]	2,591,118
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.00	7/1/46	1,500,000	1,559,640
Virgin Islands Public Finance
Authority, Refinery Facilities
Senior Secured Revenue
(HOVENSA Refinery)	4.70	7/1/22	1,500,000	1,508,445

Total Investments (cost $237,650,576)			99.2%	247,944,281

Cash and Receivables (Net)			.8%	1,901,625

Net Assets			100.0%	249,845,906

[a] Purchased on a delayed delivery basis.
[b] These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
[c] Security exempt from registration under Rule 144A of the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, this security amounted to $4,835,497 or 1.9% of net assets.
[d] Collateral for floating rate borrowings.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance	AMBAC	American Municipal Bond
	Company		Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance	CIC	Continental Insurance
	Company		Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance
Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement
Revenue
FGIC	Financial Guaranty Insurance
	Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage
Corporation
FNMA	Federal National
	Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National
	Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance
Insurance Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or Moody’s	or	Standard & Poor’s	Value (%) †

AAA	Aaa		AAA	34.5
AA	Aa		AA	34.1
A	A		A	16.8
BBB	Baa		BBB	9.2
BB	Ba		BB	.9
B	B		B	2.0
Not Rated [e]	Not Rated [e]		Not Rated [e]	2.5
				100.0

†	Based on total investments.
[e]	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to
	be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES April 30, 2007 (Unaudited)
	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	237,650,576	247,944,281
Cash		1,320,525
Interest receivable		3,920,884
Receivable for shares of Common Stock subscribed		250,146
Prepaid expenses		16,683
		253,452,519

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		170,197
Payable for floating rate notes issued		2,250,000
Payable for investment securities purchased		1,042,200
Payable for shares of Common Stock redeemed		74,224
Interest and related expenses payable		7,537
Accrued expenses		62,455
		3,606,613

Net Assets ($)		249,845,906

Composition of Net Assets ($):
Paid-in capital		239,367,623
Accumulated undistibuted investment income—net		5,035
Accumulated net realized gain (loss) on investments		179,543
Accumulated net unrealized appreciation
(depreciation) on investments		10,293,705

Net Assets ($)		249,845,906

Shares Outstanding
(100 million shares of $.001 par value Common Stock authorized)		12,928,913
Net Asset Value, offering and redemption price per share—Note 3(d) ($)		19.32

See notes to financial statements.

The Fund 19

STATEMENT OF OPERATIONS Six Months Ended April 30, 2007 (Unaudited)
Investment Income ($):
Interest Income	6,001,844
Expenses:
Management fee—Note 3(a)	751,019
Service plan and propspectus fees—Note 3(b)	253,388
Shareholder servicing costs—Note 3(b)	54,767
Interest and related expenses	43,422
Professional fees	25,757
Custodian fees	12,834
Registration fees	8,451
Shareholders’ reports	6,146
Directors’ fees and expenses—Note 3(c)	3,242
Loan commitment fees—Note 2	516
Miscellaneous	12,576
Total Expenses	1,172,118
Less—reduction in management fee
due to undertaking—Note 3(a)	(64,237)
Net Expenses	1,107,881
Investment Income—Net	4,893,963

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	206,296
Net unrealized appreciation (depreciation) on investments	(1,661,489)
Net Realized and Unrealized Gain (Loss) on Investments	(1,455,193)
Net Increase in Net Assets Resulting from Operations	3,438,770

See notes to financial statements.

20

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2007	Year Ended
	(Unaudited)	October 31, 2006

Operations ($):
Investment income—net	4,893,963	10,350,723
Net realized gain (loss) on investments	206,296	900,890[a]
Net unrealized appreciation
(depreciation) on investments	(1,661,489)	2,966,272[a]
Net Increase (Decrease) in Net Assets
Resulting from Operations	3,438,770	14,217,885

Dividends to Shareholders from ($):
Investment income—net	(4,888,928)	(10,341,014)
Net realized gain on investments	(982,816)	(3,293,569)
Total Dividends	(5,871,744)	(13,634,583)

Capital Stock Transactions ($):
Net proceeds from shares sold	7,144,399	15,188,080
Dividends reinvested	4,364,640	9,960,293
Cost of shares redeemed	(16,416,762)	(44,401,191)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(4,907,723)	(19,252,818)
Total Increase (Decrease) in Net Assets	(7,340,697)	(18,669,516)

Net Assets ($):
Beginning of Period	257,186,603	275,856,119
End of Period	249,845,906	257,186,603
Undistributed investment income—net	5,035	—

Capital Share Transactions (Shares):
Shares sold	367,507	787,352
Shares issued for dividends reinvested	225,014	516,663
Shares redeemed	(845,354)	(2,304,632)
Net Increase (Decrease) in Shares Outstanding	(252,833)	(1,000,617)

[a] These numbers have been restated. See Note 5.
See notes to financial statements.

The Fund 21

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended April 30, 2007

			Year Ended October 31,

	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	19.51	19.45	20.01	19.97	20.26	20.10
Investment Operations:
Investment income—net [a]	.38	.76	.76	.79	.85	.90
Net realized and unrealized
gain (loss) on investments	(.11)	.29	(.56)	.17	(.10)	.17
Total from Investment Operations	.27	1.05	.20	.96	.75	1.07
Distributions:
Dividends from
investment income—net	(.38)	(.75)	(.76)	(.79)	(.85)	(.91)
Dividends from net realized
gain on investments	(.08)	(.24)	(.00)[b]	(.13)	(.19)	—
Total Distributions	(.46)	(.99)	(.76)	(.92)	(1.04)	(.91)
Net asset value, end of period	19.32	19.51	19.45	20.01	19.97	20.26

Total Return (%)	1.35[c]	5.59	1.01	4.90	3.77	5.46

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.94[d,e]	.93[f]	.92[f]	.96[f]	.95[f]	.98[f]
Ratio of net expenses
to average net assets	.89[d,e]	.88[f]	.92[f]	.95[f]	.95[f]	.98[f]
Ratio of net investment income
to average net assets	4.79[d]	3.92	3.82	3.99	4.22	4.54
Portfolio Turnover Rate	8.11[c,e]	25.29	42.18	21.48	31.28	26.35

Net Assets, end of period
($ x 1,000)	249,846 257,187		275,856	309,664	317,851	331,728

[a]	Based on average shares outstanding at each month end.
[b]	Amount represents less than $.01 per share.
[c] Not annualized.
[d] Annualized.
[e]	Ratio of total expenses to average net assets, ratio of net expenses to average net assets and portfolio turnover rate
	have been adjusted to reflect participation in inverse floater structures.
[f]	Ratio of total expenses to average net assets and ratio of net expenses to average net assets for prior periods have been
	restated.This restatement has no impact on the fund’s previously reported net assets, net investment income, net asset value or total return. See Note 5.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

General New York Municipal Bond Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund’s investment objective is to maximize current income exempt from federal, New York state and New York city income taxes to the extent consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser.The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”). Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

On May 24, 2007, the shareholders of Mellon Financial and The Bank of New York Company, Inc. approved the proposed merger of the two companies. The new company will be called The Bank of New York Mellon Corporation. As part of this transaction, Dreyfus would become a wholly-owned subsidiary of The Bank of New York Mellon Corporation.The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Mellon Financial and The Bank of New York Company, Inc. expect the transaction to be completed in the third quarter of 2007.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

The Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements.The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.Adoption of FIN 48 is required for fiscal years beginning after December 15,2006 and is to be applied to all open tax years as of the effective date. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2006 were as follows: tax exempt income $10,341,014 and long-term capital gains $3,293,569.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. During the period ended April 30, 2007, the fund did not borrow under the Facility.

NOTE 3—Management Fee and Other Transactions With
Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full year the aggregate expenses of the fund, exclusive of taxes, brokerage fees, interest on borrowings, commitment fees and extraordinary expenses, exceed 1 1 / 2 % of the value of the fund’s average net assets, the fund may deduct from the payments to be made to the Manager, or the Manager will bear such excess expense.The Manager has undertaken from November 1, 2006 through July 31, 2007 to reduce the management fee paid by the fund, to the extent that the fund’s aggregate annual expenses (exclusive of certain expenses as described above) exceed an annual rate of .85% of the value of the fund’s average daily net assets.The reduction in management fee, pursuant to the undertaking, amounted to $64,237 during the period ended April 30, 2007.

(b) Under the Service Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, the fund pays the Distributor for distributing the fund’s shares, for servicing shareholder accounts, (“Servicing”) and for advertising and marketing relating to the fund.The Plan provides payments to be made at an aggregate annual rate of .20% of the value of the fund’s average daily net assets. The Distributor determines the amounts, if any, to be paid to Service Agents (a securities dealer, financial institution or other industry professional) under the Plan and the basis on which such payments are made. The fees payable under the Plan are payable without regard to actual expenses incurred.The Plan also separately provides for the fund to bear the costs of preparing, printing and distributing certain of the fund’s prospectuses and statements of additional information and costs associated with implementing and operating the Plan, such aggregate amount not to exceed the greater of $100,000 or .005% of the value of the fund’s average daily net assets for any full fiscal year. During the period ended April 30, 2007, the fund was charged $253,388 pursuant to the Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended April 30, 2007, the fund was charged $36,565 pursuant to the transfer agency agreement.

During the period ended April 30, 2007, the fund was charged $2,044 for services performed by the Chief Compliance Officer.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $122,832, service plan fees $40,944, chief compliance officer fees $3,407 and transfer agency per account fees $12,600, which are offset against an expense reimbursement currently in effect in the amount of $9,586.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(d) A .10% redemption fee is charged and retained by the fund on certain shares redeemed within thirty days following the date of issuance, including redemptions made through the use of the fund’s exchange privilege.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended April 30, 2007, amounted to $27,488,438 and $20,154,922, respectively.

The fund may purchase floating rate notes. A floating rate note is a Municipal Bond or other debt obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the obligation’s fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination.Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax exempt rate.

At April 30, 2007, accumulated net unrealized appreciation on investments was $10,293,705, consisting of $10,386,632 gross unrealized appreciation and $92,927 gross unrealized depreciation.

At April 30, 2007, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Restatement

Subsequent to the issuance of the October 31, 2006 financial statements, the fund determined that the transfers of certain tax-exempt municipal bond securities by the fund to special purpose bond trusts in connection with participation in inverse floater structures do not qualify for sale treatment under Statement of Financial Accounting Standard No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities, and should have been accounted for as a secured borrowing.

The correction of the above item resulted in the restatement of the ratio of total and net expenses of the financial highlights table as shown below:

		Year Ended October 31,

Ratio of Total Expenses	2006	2005	2004	2003	2002

As previously reported	.90%	.89%	.90%	.88%	.89%
As restated	.93%	.92%	.96%	.95%	.98%

		Year Ended October 31,

Ratio of Net Expenses	2006	2005	2004	2003	2002

As previously reported	.85%	.89%	.89%	.88%	.89%
As restated	.88%	.92%	.95%	.95%	.98%

This restatement has no impact on the fund’s previously reported net assets, net investment income, net asset value per share or total return.

In addition, the statement of changes in net assets were also restated as follows:

	October 31, 2006
	As Previously	October 31, 2006
	Reported	As Restated

Statement of Changes in Net Assets:
Net realized gain (loss) on investments	982,925	900,890
Net unrealized appreciation
(depreciation) on investments	2,884,237	2,966,272

The Fund 29

PROXY RESULTS (Unaudited)

The fund held a special meeting of shareholders on November 30, 2006.The proposal considered at the meeting, and the results, are as follows:

		Shares

	Votes For	Authority Withheld

To elect Board Members:
David W. Burke †	5,687,331	252,896
Joseph S. DiMartino †	5,700,275	239,951
Diane Dunst †	5,683,643	256,583
Jay I. Meltzer †	5,683,009	257,217
Daniel Rose †	5,675,081	265,145
Warren B. Rudman †	5,686,744	253,481
Sander Vanocur †	5,684,583	255,644

† Each new Board member’s term commenced on January 1, 2007.
Although Joseph S. DiMartino has served as a Board member of the fund since 1995, he previously had not stood for election by fund shareholders. In addition, Clifford L. Alexander, Jr., Peggy C. Davis, Ernest Kafka and Nathan
Leventhal continue as Board members of the fund.

NOTES

Telephone 1-800-645-6561
Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
E-mail Send your request to info@dreyfus.com
Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2006, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2007 Dreyfus Service Corporation

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the “Committee”), which is responsible for selecting and nominating persons for election or appointment by the Registrant’s Board as Board members. The Committee has adopted a Nominating Committee Charter (the “Charter”). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GENERAL NEW YORK MUNICIPAL BOND FUND, INC.

By:	/s/ J. David Officer
J. David Officer
President

Date:	June 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	June 19, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	June 19, 2007

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-
2(b) under the Investment Company Act of 1940. (EX-99.906CERT)